Commitments and Contingencies (Details) - USD ($) shares in Millions	Jun. 21, 2024	Nov. 27, 2014	Jun. 30, 2024
Commitments and Contingencies [Line Items]
Renewal option		10 years
Company to pay		$ 100,000
Royalty payment percentage		5.00%
Advisory fees	$ 3,000,000
Common shares for M&A advisory fee	0
Deferred underwriting fees	0
Contract obligation	$ 0		$ 0
Common Stock [Member]
Commitments and Contingencies [Line Items]
Common shares (in Shares)	1.5
Reliance Industries Pvt Ltd [Member]
Commitments and Contingencies [Line Items]
Estimated acquisition price		$ 350,000